Long-Term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Long-Term Debt [Line Items]
Long-Term Debt

NOTE 10 — LONG-TERM DEBT

Assai Energy 4.47% and 3.75% Senior Secured Notes

On April 5, 2021, Assai Energy, LLC (“Assai”), a wholly owned subsidiary of Archaea Energy LLC, entered into a note agreement with certain investors for the purchase of $60,828,000 of notes with an annual rate of 4.47% (“4.47% Note”). The interest is payable quarterly in arrears on each payment date commencing on June 30, 2021. The Note is due on September 30, 2041. Wilmington Trust, National Association is the collateral agent for the secured parties.

The Company has received total proceeds of $60,828,000 of which approximately $30,000,000 was used to complete the acquisition of PEI (See Note 4). The remaining proceeds are being used to fund the Assai project. The total interest expense incurred under this Note for the six months ended June 30, 2021 was $635,889. The interest related to the biogas facilities has been capitalized during the during the construction period.

On January 15, 2021, Assai entered into a note agreement with certain investors for $72,542,000 in principal amount at an annual rate of 3.75% (“3.75% Note”). The interest is payable quarterly in arrears on each payment date commencing on March 31, 2021. The Note is due September 30, 2031.

As of June 30, 2021, the Company received total proceeds of $66,558,000. The total interest expense incurred under this Note for the six months ended June 30, 2021 was $873,977. The interest related to this security agreement has been capitalized during the during the construction of the biogas facilities.

Wilmington Trust, National Association is the collateral agent for the secured parties for the 4.47% Note and 3.75% Note. The notes are secured by all plant assets and plant revenues. Cash received from the agreement is restricted for use on Assai related costs and cannot be used for general corporate purposes.

Comerica Bank Promissory Note

On November 10, 2020, Archaea Holdings, LLC (“Archaea Holdings”) and Big Run Power Producers, LLC (“BRPP”), both wholly owned subsidiaries of the Company, entered into a Promissory Note with Comerica and with Noble Environmental, Inc. (“Noble”) as the Guarantor. Noble is a related party to the Company.

Pursuant to the credit agreement, Comerica has made available to the borrowers $5,000,000 secured specific advance facility loan (the “SAF Loan”) and $12,000,000 secured term loan (the “Term Loan”). The SAF Loan and the Term loan bear interest at LIBOR plus 4.5%. In addition to the Term Loan and the SAF Loan, the Bank has also made available to the borrowers a corporate credit card program with a credit limit of $500,000 for use by the borrowers in connection with the operation of the business (the “Corporate Credit Account”). The maturity date of the financing arrangement is November 10, 2024.

As a condition precedent to and in consideration of Noble furnishing the Noble Guaranty, Noble has required that Archaea Holdings and BRPP pay Noble the guaranty fee. The guaranty fee is accrued on the face value of the guaranteed obligation of $17,500,000 at the effective date of the Noble Guaranty, subject to adjustment as follows:

a)      Shall accrue from the effective date through the maturity date at the rate of 20% per annum, compounding monthly (the “PIK Interest Rate”).

b)      At such time that any portion of the guaranteed obligation has been reduced, decreased, or released by the Bank and Noble has received written verification thereof satisfactory to Noble and its legal counsel, then:

•        interest on the guaranteed obligation which remains in place and outstanding will continue to accrue interest at the PIK interest rate, and

•        interest accrued at the PIK interest rate through the date of any such reduction, decrease or release for that portion of the guaranteed obligation which has been reduced, decreased, or released shall thereafter accrue interest at the rate of 12% per annum, compounding monthly.

Through June 30, 2021, the Company received total proceeds of approximately $16,995,000. Total interest expense incurred under the SAF Loan, the Term Loan, and the Noble Guaranty was $3,202,476. The total interest incurred as a result of the Noble Guaranty, a related party transaction due to the minority ownership interest Noble holds in Archaea, was $2,375,844 through June 30, 2021. The interest has been capitalized during construction period of the Big Run facility. As of June 30, 2021, there was a minimal amount available for future withdrawal per the Note Agreement.

As of December 31, 2020, the Company had received total proceeds of approximately $16,319,000. Total interest expense incurred under the SAF Loan, the Term Loan, and the Noble Guaranty was $633,322. The interest incurred as a result of the Noble Guaranty is indicative of a related party transaction, due to the minority ownership stake Noble holds in Archaea. The interest has been capitalized during the construction period of the Big Run facility.

Included in long-term debt are vehicle loans of $40,676 and $46,486 at June 30, 2021 and December 31, 2020, respectively.

Long-term debt is summarized as follows at June 30, 2021 and December 31, 2020:

	2021	2020
Comerica Bank – Specific Advance Facility Note	$4,994,491	$4,319,492
Comerica Bank – Term Note	11,692,308	12,000,000
Wilmington Trust – Term Note	60,828,000	—
Wilmington Trust – Term Note	66,558,000	—
Kubota Corporation – Term Notes	40,676	46,486
	144,113,475	16,365,978
Less unamortized debt issuance costs	4,562,080	290,570
Long-term debt less debt issuance costs	139,551,395	16,075,408
Less current maturities	5,036,824	1,302,384
Long-term debt	$134,514,571	$14,773,024

Future maturities of long-term debt (exclusive of debt issuance costs) are as follows:

Year Ending June 30,	Amount
2022	$5,565,191
2023	8,624,191
2024	8,881,191
2025	15,065,903
2026	6,662,000
Thereafter	99,314,999

Total	$144,113,475

NOTE 10 — LONG TERM DEBT

Promissory Note

On November 10, 2020, Archaea Holdings, LLC (“Archaea Holdings”) and Big Run Power Producers, LLC (“BRPP”) entered into a Promissory Note with Comerica Bank (the “Bank”) and with Noble Environmental, Inc. (“Noble”) as the Guarantor, pursuant to that certain credit agreement by and between the Bank, as the lender, and Archaea Holdings and BRRP, as the borrowers. Due to Noble being a minority interest owner of the Company, this guarantee is a related party transaction.

Pursuant to the credit agreement, the Bank has made available to the borrowers $5,000,000 secured specific advance facility loan (the “SAF Loan”) and $12,000,000 secured term loan (the “Term Loan”). The SAF Loan and the Term loan bear interest at LIBOR plus 4.5%, which was 5.5% as of December 31, 2020. In addition to the Term Loan and the SAF Loan, the Bank has also made available to the borrowers a corporate credit card account with a credit limit of $500,000 for use by the borrowers in connection with the operation of the business (the “Corporate Credit Account”). The maturity date of the financing arrangement is November 10, 2024.

As a condition precedent to and in consideration of Noble furnishing the Noble Guaranty, Noble has required that Archaea Holdings and BRPP pay Noble the guaranty fee, an amount equal to 20% of the face value of the guaranteed obligation, which shall accrue interest at the interest rate subject to adjustment as follows:

a)      Shall accrue from the effective date through the maturity date at the rate of 20% per annum, compounding monthly (the “PIK Interest Rate”).

b)      At such time that any portion of the guaranteed obligation has been reduced, decreased, or released by the Bank and Noble has received written verification thereof satisfactory to Noble and its legal counsel, then:

•        interest on the guaranteed obligation which remains in place and outstanding will continue to accrue interest at the PIK interest rate, and

•        interest accrued at the PIK interest rate through the date of any such reduction, decrease or release for that portion of the guaranteed obligation which has been reduced, decreased, or released shall thereafter accrue interest at the rate of 9% per annum, compounding monthly.

As of December 31, 2020, the Company received total proceeds of $16,365,978. As of December 31, 2020, the Company received total proceeds of approximately $16,365,978. Total interest expense incurred under the SAF Loan, the Term Loan, and the Noble Guaranty was $633,322.  This interest has been capitalized during the construction period of the Big Run facility.  The interest incurred as a result of the Noble Guaranty is indicative of a related party transaction, due to the minority ownership stake Noble holds in Archaea.  As of December 31, 2020, there was approximately $700,000 available for future withdraw according to the Note Agreement.

Other long-term debt

The Company has two utility vehicle loans, totaling approximately $46,000, within Assai Energy, LLC. These notes bear interest at 0%, the maturity date is December 16, 2024.

Long-term debt is summarized as follows at December 31:

	2020	2019
Comerica Bank – Specific Advance Facility Note	$4,259,499	$—
Comerica Bank – Term Note	12,059,993	—
Kubota Corporation – Term Notes	46,486	—
	16,365,978	—
Less unamortized debt issuance costs	290,570	—
Long-term debt less debt issuance costs	16,075,408	—
Less current maturities	1,302,384	—
Long-term debt	$14,773,024	$—

Future maturities of long-term debt (exclusive of debt issuance costs) are as follows:

Year Ending December 31,	Amount
2021	$1,302,383
2022	2,577,691
2023	2,577,691
2024	9,908,213
Total	$16,365,978

Aria Energy LLC [Member]
Long-Term Debt [Line Items]
Long-Term Debt

(7)     Long-Term Debt

	June 30, 2021	December 31 2020
Notes payable – due October 7, 2020	$—	102,831
Term Loan B – due May 2022	137,978	137,978
Debt origination costs – net of accumulated amortization of $6,700 and $6,208 at June 30, 2021 and December 31, 2020, respectively	(892)	(1,385)
Total	$137,086	239,424

Less:
Current portion of debt	137,978	102,831
Current portion of debt origination costs	(892)	—
Long-term portion	$—	136,593

Notes Payable

In October 2010, LESPH entered into a credit agreement with a syndicate of bank lenders (the Banks) that provided for a term note and a working capital commitment (Line of Credit) which is described below. The term note, along with working capital commitment, is collateralized exclusively by the assets of LESPH, and is nonrecourse to Aria Energy LLC. In accordance with the associated credit agreement, the above notes payable were due October 7, 2020, but were unpaid as of December 31, 2020.

The Company enacted a plan to sell LESPH in 2020. On March 1, 2021, the Company entered into a Membership Interest Purchase Agreement (MIPA) for the purpose of selling 100% of the membership interests in LESPH. In accordance with Section 4.02 of the MIPA, the Sellers obligations at closing include the execution of the Lender Release, as defined in the agreement, releasing of Liens and claims with respect to LESPH and its consolidated and non-consolidated subsidiaries, terminating the LESPH credit agreement and discharging the borrowers’ obligations.

The sale of LESPH occurred on June 10, 2021 and the extinguishment of the debt resulted in a gain being recorded equal to the difference between the reacquisition price and the net carrying amount of the debt of $122,600 ($102,830 in principal, $19,770 in unpaid interest). This gain is classified as part of nonoperating income on the Statement of Operations.

Senior Secured Credit Facility Revolver and Term Loan B

Aria Energy LLC and certain subsidiaries (Borrowers) entered into a senior secured credit facility that provides for a $200,000 secured term loan, and a $40,214 secured revolving credit facility, of which $40,000 can be used for letters of credit. During 2020, the revolving credit maturity date was extended until November 24, 2021. The facility is secured by a first lien security interest in the assets of the Borrowers. Payments on the term loan are due in quarterly installments of $500 that began on September 30, 2015 and will continue through March 31, 2022, with remaining amounts outstanding due and payable on May 27, 2022. Under the credit agreement, the Company is subject to a financial covenant that requires maintaining a maximum total debt to EBITDA (Total Secured Leverage) ratio of 6.0 to 1.0. The Company was in compliance with this covenant at June 30, 2021.

Interest on the term loan is paid quarterly at a rate of LIBOR minimum of 1.00% plus a spread of 4.00% (5.50% and 5.50% for 2021 and 2020, respectively). Interest on the revolver is paid at a variable rate; the Company has the option of a rate based on Eurodollar plus 3.75% to 4.00 depending on the Total Secured Leverage ratio, or a rate based on the Banks’ Prime Rate plus a margin of 2.75% to 3.00% depending on the Total Secured Leverage ratio. All spreads based on Eurodollar and the Banks’ Prime rate shall be increased by 0.50% (50 basis points) until such time that the Borrowers obtain both (1) a public corporate credit rating of B or higher with stable outlook from S&P and (2) a public corporate family rating of Ba3 or higher with stable outlook from Moody’s.

As of June 30, 2021, $137,978 was outstanding on the term loan at a 5.50% interest rate; and as of the same date, $0 was drawn on the revolver. As of June 30, 2021, the Company had $16,094 in letters of credit outstanding which reduces the amount available under the revolving credit facility.

As of December 31, 2020, $137,978 was outstanding on the term loan at a 5.50% interest rate; and as of the same date, $0 was drawn on the revolver. As of December 31, 2020, the Company had $19,407 in letters of credit outstanding which reduces the amount available under the revolving credit facility.

Note 7 — Long-Term Debt

	December 31
	2020	2019
Notes payable – due October 7, 2020	$102,831	102,831
Term Loan B – due May 2022	137,978	142,385
Revolving Credit Facility	—	4,000
Debt origination costs – net of accumulated amortization of $6,208 and $14,971 at December 31, 2020 and 2019, respectively	(1,385)	(2,766)
Total	239,424	246,450
Less:
Current portion of debt	102,831	106,738
Current portion of debt origination costs	—	(366)
Long-term portion	$136,593	140,078

Notes Payable

In October 2010, LESPH, a subsidiary of Aria Energy LLC entered into a credit agreement with a syndicate of bank lenders (the Banks) that provided for a term note and a working capital commitment (Line of Credit) which is described below. The term note, along with working capital commitment, is collateralized exclusively by the assets of LESPH, and is nonrecourse to Aria Energy LLC. The working capital commitment expired in October 2015. The note is due in quarterly installments at prime rate plus 2.0% in 2020 and 2019 (6.0% and 7.5% as of December 31, 2020 and 2019, respectively). In accordance with the associated credit agreement, the above notes payable were due October 7, 2020, however, balances were not paid as of December 31, 2020.

Under its credit agreement, LESPH is subject to various financial covenants, including maintaining a minimum debt service coverage ratio of 1.10 to 1.00. LESPH was not in compliance with these financial covenants at December 31, 2020 and 2019, having declared a default in November 2015. Subsequently, it was further determined that there were additional defaults around compliance reporting, and lack of proper notifications.

As discussed in note 2, the debt was due in full on October 7, 2020, and the amount outstanding under the term note has been classified as a current liability. On June 1, 2020 the Company signed a Sale Support and Cooperation Agreement with the lenders. As discussed in note 16, the Company has signed an agreement to sell LESPH, with closing expected for the week of May 17, 2021.

Senior Secured Credit Facility Revolver and Term Loan B

Aria Energy LLC and certain subsidiaries (Borrowers) entered into a senior secured credit facility that provides for a $200,000 secured term loan, and a $40,214 secured revolving credit facility, of which $40,000 can be used for letters of credit. During 2020, the revolving credit maturity date was extended until November 24, 2021. The facility is secured by a first lien security interest in the assets of the Borrowers. Payments on the term loan are due in quarterly installments of $500 that began on September 30, 2015 and will continue through March 31, 2022, with remaining amounts outstanding due and payable on May 27, 2022. Mandatory Prepayments are to be made from Excess Cash Flows as defined in the credit agreement, following each fiscal year. There was a $0 mandatory prepayment made in 2020 and $3,632 mandatory prepayment made in 2019. Voluntary prepayments are permitted from time-to-time and at the Company’s option may be applied to remaining scheduled amortization payments or to the final payment at maturity. The Company made a $2,000 voluntary prepayment in 2020 executing the option to apply the payment to future principal installments, which fulfills the current obligation through 2021. Under the credit agreement, the Company is subject to a financial covenant that requires maintaining a maximum total debt to EBITDA (Total Secured Leverage) ratio of 6.0 to 1.0. The Company was in compliance with this covenant at December 31, 2020.

Interest on the term loan is paid quarterly at a rate of LIBOR minimum of 1.00% plus a spread of 4.00% (5.50% and 6.20% for 2020 and 2019, respectively). Interest on the revolver is paid at a variable rate; the Company has the option of a rate based on Eurodollar plus 3.75% to 4.00 depending on the Total Secured Leverage ratio, or a rate based on the Banks’ Prime Rate plus a margin of 2.75% to 3.00% depending on the Total Secured Leverage ratio., All spreads based on Eurodollar and the Banks’ Prime rate shall be increased by 0.50% (50 basis points) until such time that the Borrowers obtain both (1) a public corporate credit rating of B or higher with stable outlook from S&P and (2) a public corporate family rating of Ba3 or higher with stable outlook from Moody’s.

As of December 31, 2020, $137,978 was outstanding on the term loan at a 5.50% interest rate; and as of the same date, $0 was drawn on the revolver. As of December 31, 2020, the Company had $19,407 in letters of credit outstanding which reduces the amount available under the revolving credit facility.

As of December 31, 2019, $142,385 was outstanding on the term loan at a 6.20% interest rate; and as of the same date, $4,000 was drawn on the revolver. As of December 31, 2019, the Company had $21,260 in letters of credit outstanding, which reduces the amount available under the revolving credit facility.